Commitments and Contingencies (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Jun. 30, 2023
Loss Contingencies [Line Items]
Obligated to pay, year one			$ 5.0
Obligated to pay, year two			$ 5.0
Remaining contractual obligated to be pay		$ 11.1
Pending Litigation
Loss Contingencies [Line Items]
Settlement agreement, period		17 months
Damages sought by plaintiff	$ 5.7